Equity Method Investments - Excalibur and Excelsior Joint Ventures - Additional Information (Detail)	1 Months Ended
	Feb. 28, 2015 USD ($) Vessel	Feb. 28, 2019 USD ($)	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Long-term debt			$ 1,960,409,000	$ 1,924,124,000
Scenario Forecast [Member] | Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Principal amount		$ 133,400,000
Excalibur and Excelsior [Member]
Schedule of Equity Method Investments [Line Items]
Number of vessels | Vessel	2
Percentage ownership in joint venture	50.00%
Carrying value of guarantee liability	$ 400,000
Excalibur and Excelsior [Member] | Maturing In 2019 [Member]
Schedule of Equity Method Investments [Line Items]
Long-term debt	$ 172,800,000
Excalibur and Excelsior [Member] | Interest rate swap agreements [Member]
Schedule of Equity Method Investments [Line Items]
Derivative, term of contract	4 years
Principal amount	$ 172,800,000
LIBOR-based interest for the payment of a fixed rate of interest	1.46%
Excalibur and Excelsior [Member] | LIBOR [Member] | Maturing In 2019 [Member]
Schedule of Equity Method Investments [Line Items]
Interest bearing percentage	2.75%